Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Computation of basic and diluted earnings per share

($ in millions except per share amounts)
For the year ended December 31:	2021	2020	2019
Weighted-average number of shares on which earnings per share calculations are based
Basic	895,990,771	890,348,679	887,235,105
Add—incremental shares under stock-based compensation plans	6,883,290	4,802,940	4,199,440
Add—incremental shares associated with contingently issuable shares	1,766,940	1,412,352	1,378,831
Assuming dilution	904,641,001	896,563,971	892,813,376
Income from continuing operations	$4,712	$3,932	$7,146
Income/(loss) from discontinued operations, net of tax	1,030	1,658	2,285
Net income on which basic earnings per share is calculated	$5,743	$5,590	$9,431
Income from continuing operations	$4,712	$3,932	$7,146
Net income applicable to contingently issuable shares	—	(2)	0
Income from continuing operations on which diluted earnings per share is calculated	$4,712	$3,930	$7,146
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	1,030	1,658	2,285
Net income on which diluted earnings per share is calculated	$5,743	$5,588	$9,431
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$5.21	$4.38	$8.00
Discontinued operations	1.14	1.85	2.56
Total	$6.35	$6.23	$10.56
Basic
Continuing operations	$5.26	$4.42	$8.05
Discontinued operations	1.15	1.86	2.58
Total	$6.41	$6.28	$10.63